Label	Element	Value
(Allspring Real Return Fund) | (Allspring Multi-Asset Funds)
Prospectus [Line Items]	oef_ProspectusLineItems
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
We may invest up to 20% of the Fund’s total assets in below investment-grade debt securities, often called “high yield securities” or “junk bonds”.